UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P Small Cap 600® Index Fund
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 30, 2021
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2021 (unaudited)
Sector	Percentage of Fund Investments
Financial	23.66%
Consumer, Non-cyclical	17.30
Industrial	16.35
Consumer, Cyclical	15.23
Technology	8.36
Energy	4.67
Basic Materials	4.18
Communications	4.02
Government Money Market Mutual Funds	2.20
Utilities	1.45
Short Term Investments	2.58
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$1,233.60	$1.11
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00
Investor Class
Actual	$1,000.00	$1,231.10	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$2.81
Class L
Actual	$1,000.00	$1,229.90	$4.48
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.06
* Expenses are equal to the Fund's annualized expense ratio of 0.20% for the Institutional Class, 0.56% for the Investor Class and 0.81% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.33%
21,793	AdvanSix Inc(a)	$ 650,739
100,769	Allegheny Technologies Inc(a)	2,101,034
22,625	American Vanguard Corp	396,164
78,677	Arconic Corp(a)	2,802,475
26,026	Balchem Corp	3,416,173
38,158	Carpenter Technology Corp	1,534,715
39,200	Century Aluminum Co(a)	505,288
12,851	Clearwater Paper Corp(a)	372,293
40,106	Domtar Corp(a)	2,204,226
66,597	Ferro Corp(a)	1,436,497
39,326	GCP Applied Technologies Inc(a)	914,723
36,164	Glatfelter Corp	505,211
15,156	Hawkins Inc	496,359
41,457	HB Fuller Co	2,637,080
19,544	Innospec Inc	1,770,882
12,799	Kaiser Aluminum Corp	1,580,548
16,827	Koppers Holdings Inc(a)	544,353
25,325	Kraton Corp(a)	817,744
127,385	Livent Corp(a)(b)	2,466,174
30,947	Mercer International Inc	394,574
13,179	Neenah Inc	661,190
10,505	Quaker Chemical Corp	2,491,681
48,942	Rayonier Advanced Materials Inc(a)	327,422
14,857	Rogers Corp(a)	2,983,286
24,762	Schweitzer-Mauduit International Inc	999,889
16,966	Stepan Co	2,040,501
		37,051,221
Communications — 4.16%
38,791	ADTRAN Inc	801,034
24,468	AMC Networks Inc Class A(a)	1,634,462
9,002	ATN International Inc	409,501
27,071	CalAmp Corp(a)	344,343
40,999	Cincinnati Bell Inc(a)	632,205
33,644	Cogent Communications Holdings Inc	2,586,887
60,110	Consolidated Communications Holdings Inc(a)	528,367
10,610	ePlus Inc(a)	919,781
45,213	EW Scripps Co Class A	921,893
101,798	Extreme Networks Inc(a)	1,136,066
108,150	Gannett Co Inc(a)	593,743
78,717	Harmonic Inc(a)	670,669
19,665	HealthStream Inc(a)	549,440
24,596	InterDigital Inc	1,796,246
21,385	Liquidity Services Inc(a)	544,248
32,232	Meredith Corp(a)	1,400,158
24,536	NETGEAR Inc(a)	940,219
26,245	Perficient Inc(a)	2,110,623
30,794	Plantronics Inc(a)	1,285,034
40,133	QuinStreet Inc(a)	745,671
24,170	Scholastic Corp	915,801
39,673	Shenandoah Telecommunications Co	1,924,537
Shares		Fair Value
Communications — (continued)
17,961	Shutterstock Inc	$ 1,763,231
15,681	Spok Holdings Inc	150,851
14,609	Stamps.com Inc(a)	2,926,037
18,779	TechTarget Inc(a)(b)	1,455,185
181,719	Viavi Solutions Inc(a)	3,209,158
187,499	Vonage Holdings Corp(a)	2,701,861
		35,597,251
Consumer, Cyclical — 15.80%
49,578	Abercrombie & Fitch Co Class A(a)	2,301,907
11,635	Allegiant Travel Co(a)	2,257,190
91,966	American Axle & Manufacturing Holdings Inc(a)	951,848
5,021	America's Car-Mart Inc(a)	711,576
15,414	Asbury Automotive Group Inc(a)	2,641,497
26,587	Barnes & Noble Education Inc(a)(b)	191,692
84,702	Bed Bath & Beyond Inc(a)(b)	2,819,730
25,607	Big Lots Inc	1,690,318
18,179	BJ's Restaurants Inc(a)	893,316
65,233	Bloomin' Brands Inc(a)	1,770,424
23,514	Boot Barn Holdings Inc(a)	1,976,352
36,773	Brinker International Inc(a)	2,274,410
22,710	Buckle Inc(b)	1,129,822
31,252	Caleres Inc	852,867
14,753	Cato Corp Class A	248,883
6,737	Cavco Industries Inc(a)	1,496,894
23,624	Century Communities Inc	1,571,941
36,833	Cheesecake Factory Inc(a)	1,995,612
101,132	Chico's FAS Inc(a)	665,449
11,870	Children's Place Inc(a)	1,104,622
15,473	Chuy's Holdings Inc(a)	576,524
15,533	Conn's Inc(a)	396,092
13,562	Cooper-Standard Holdings Inc(a)	393,298
35,883	Core-Mark Holding Co Inc	1,615,094
28,181	Daktronics Inc(a)	185,713
37,853	Dave & Buster's Entertainment Inc(a)	1,536,832
46,238	Designer Brands Inc Class A(a)	765,239
13,749	Dine Brands Global Inc(a)	1,227,098
22,753	Dorman Products Inc(a)	2,358,804
14,927	El Pollo Loco Holdings Inc(a)	273,015
17,085	Ethan Allen Interiors Inc	471,546
13,829	Fiesta Restaurant Group Inc(a)	185,723
39,248	Fossil Group Inc(a)(b)	560,461
34,303	G-III Apparel Group Ltd(a)	1,127,197
44,342	GameStop Corp Class A(a)(b)	9,495,396
11,105	Genesco Inc(a)	707,166
26,715	Gentherm Inc(a)	1,898,101
34,043	GMS Inc(a)	1,638,830
13,515	Group 1 Automotive Inc	2,087,121
31,179	Guess? Inc	823,126
13,060	Haverty Furniture Cos Inc	558,446
40,552	Hawaiian Holdings Inc(a)	988,252

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
13,111	Hibbett Inc(a)	$ 1,175,139
34,971	HNI Corp	1,537,675
17,887	Installed Building Products Inc	2,188,653
48,158	Interface Inc	736,817
22,470	iRobot Corp(a)(b)	2,098,473
37,958	Kontoor Brands Inc	2,141,211
36,785	La-Z-Boy Inc	1,362,516
20,045	LCI Industries	2,634,314
17,488	LGI Homes Inc(a)	2,832,007
23,347	Lumber Liquidators Holdings Inc(a)	492,622
23,006	M/I Homes Inc(a)	1,349,762
249,372	Macy's Inc(a)	4,728,093
19,139	Marcus Corp(a)(b)	405,938
17,412	MarineMax Inc(a)	848,661
44,388	MDC Holdings Inc	2,246,033
30,430	Meritage Homes Corp(a)	2,862,854
57,551	Meritor Inc(a)	1,347,844
31,102	Methode Electronics Inc	1,530,529
10,545	Monarch Casino & Resort Inc(a)	697,763
15,954	Motorcar Parts of America Inc(a)	358,008
13,072	Movado Group Inc	411,376
42,829	ODP Corp(a)	2,056,220
13,308	Oxford Industries Inc	1,315,363
9,157	PC Connection Inc	423,694
16,426	PetMed Express Inc(b)	523,168
18,562	PriceSmart Inc	1,689,328
13,095	Red Robin Gourmet Burgers Inc(a)	433,575
18,704	Regis Corp(a)(b)	175,069
115,407	Resideo Technologies Inc(a)	3,462,210
24,928	Ruth's Hospitality Group Inc(a)	574,092
89,636	Sally Beauty Holdings Inc(a)	1,978,267
19,882	ScanSource Inc(a)	559,281
28,900	Shake Shack Inc Class A(a)	3,092,878
7,149	Shoe Carnival Inc	511,797
42,048	Signet Jewelers Ltd(a)	3,397,058
40,001	SkyWest Inc(a)	1,722,843
19,492	Sleep Number Corp(a)	2,143,145
18,582	Sonic Automotive Inc Class A	831,359
15,646	Standard Motor Products Inc	678,254
61,473	Steven Madden Ltd	2,690,058
38,320	Titan International Inc(a)	324,954
39,072	Tupperware Brands Corp(a)	927,960
11,979	Unifi Inc(a)	291,808
12,089	UniFirst Corp	2,836,563
11,009	Universal Electronics Inc(a)	533,936
16,563	Vera Bradley Inc(a)	205,216
9,771	Veritiv Corp(a)	600,135
46,139	Vista Outdoor Inc(a)	2,135,313
40,762	Wabash National Corp	652,192
26,819	Winnebago Industries Inc	1,822,619
65,789	Wolverine World Wide Inc	2,213,142
16,968	Zumiez Inc(a)	831,262
		135,034,471
Shares		Fair Value
Consumer, Non-Cyclical — 17.95%
27,660	Aaron's Co Inc	$ 884,843
53,426	ABM Industries Inc	2,369,443
11,849	Addus HomeCare Corp(a)	1,033,707
36,384	Alarm.com Holdings Inc(a)	3,081,725
15,190	American Public Education Inc(a)	430,485
37,895	AMN Healthcare Services Inc(a)	3,675,057
28,528	Amphastar Pharmaceuticals Inc(a)	575,124
25,475	Andersons Inc	777,752
30,748	AngioDynamics Inc(a)	834,193
7,729	ANI Pharmaceuticals Inc(a)	270,901
11,832	Anika Therapeutics Inc(a)	512,207
65,118	Arlo Technologies Inc(a)	440,849
38,809	Avanos Medical Inc(a)	1,411,483
51,385	B&G Foods Inc(b)	1,685,428
13,219	Calavo Growers Inc	838,349
29,694	Cal-Maine Foods Inc	1,075,220
34,363	Cara Therapeutics Inc(a)	490,360
31,889	Cardiovascular Systems Inc(a)	1,360,066
26,335	Celsius Holdings Inc(a)	2,003,830
7,665	Central Garden & Pet Co(a)	405,708
31,967	Central Garden & Pet Co Class A(a)	1,544,006
26,333	Chefs' Warehouse Inc(a)	838,179
3,741	Coca-Cola Consolidated Inc	1,504,368
53,307	Coherus Biosciences Inc(a)	737,236
27,658	Collegium Pharmaceutical Inc(a)	653,835
98,557	Community Health Systems Inc(a)	1,521,720
23,354	CONMED Corp	3,209,540
83,888	Corcept Therapeutics Inc(a)	1,845,536
96,574	CoreCivic Inc(a)	1,011,130
7,382	CorVel Corp(a)	991,403
79,012	Covetrus Inc(a)	2,133,324
28,563	Cross Country Healthcare Inc(a)	471,575
30,650	CryoLife Inc(a)	870,460
14,283	Cutera Inc(a)	700,295
56,500	Cytokinetics Inc(a)(b)	1,118,135
33,987	Deluxe Corp	1,623,559
9,552	Eagle Pharmaceuticals Inc(a)	408,826
43,284	Edgewell Personal Care Co	1,900,168
31,539	elf Beauty Inc(a)	855,968
14,700	Enanta Pharmaceuticals Inc(a)	646,947
182,674	Endo International PLC(a)	854,914
41,453	Ensign Group Inc	3,592,732
47,572	EVERTEC Inc	2,076,518
8,894	Forrester Research Inc(a)	407,345
24,393	Fresh Del Monte Produce Inc	802,042
14,275	Fulgent Genetics Inc(a)(b)	1,316,583
37,172	Glaukos Corp(a)	3,153,301
43,686	Green Dot Corp Class A(a)	2,046,689
31,216	Hanger Inc(a)	789,140
15,152	Heidrick & Struggles International Inc	675,022
7,835	Heska Corp(a)	1,799,935

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
50,286	Innoviva Inc(a)	$ 674,335
15,076	Inogen Inc(a)	982,503
26,211	Integer Holdings Corp(a)	2,469,076
14,286	Inter Parfums Inc	1,028,592
28,162	Invacare Corp(a)	227,267
11,914	J & J Snack Foods Corp	2,077,921
7,049	John B Sanfilippo & Son Inc	624,330
10,533	Joint Corp(a)	883,929
27,105	Kelly Services Inc Class A(a)	649,707
42,956	Korn Ferry	3,116,458
54,272	Lantheus Holdings Inc(a)	1,500,078
13,939	LeMaitre Vascular Inc	850,558
35,070	Luminex Corp	1,290,576
18,543	Magellan Health Inc(a)	1,746,751
9,355	Medifast Inc	2,647,278
69,219	MEDNAX Inc(a)	2,086,953
35,198	Meridian Bioscience Inc(a)	780,692
39,550	Merit Medical Systems Inc(a)	2,557,303
10,626	MGP Ingredients Inc	718,743
9,810	ModivCare Inc(a)	1,668,387
26,560	Monro Inc	1,686,826
61,157	Myriad Genetics Inc(a)	1,870,181
18,531	National Beverage Corp(b)	875,219
27,301	Natus Medical Inc(a)	709,280
94,426	NeoGenomics Inc(a)	4,265,222
34,527	Omnicell Inc(a)	5,229,114
58,381	OraSure Technologies Inc(a)	591,983
40,560	Organogenesis Holdings Inc(a)	674,107
16,096	Orthofix Medical Inc(a)	645,611
59,626	Owens & Minor Inc	2,523,969
35,472	Pacira BioSciences Inc(a)	2,152,441
20,503	Pennant Group Inc(a)	838,573
56,801	Perdoceo Education Corp(a)	696,948
15,593	Phibro Animal Health Corp Class A	450,326
39,620	Prestige Consumer Healthcare Inc(a)	2,064,202
26,415	Quanex Building Products Corp	656,149
34,706	RadNet Inc(a)	1,169,245
28,174	REGENXBIO Inc(a)	1,094,560
47,714	Rent-A-Center Inc	2,532,182
24,633	Resources Connection Inc	353,730
86,544	Select Medical Holdings Corp	3,657,349
5,472	Seneca Foods Corp Class A(a)	279,510
66,928	Simply Good Foods Co(a)	2,443,541
29,891	SpartanNash Co	577,195
128,160	Spectrum Pharmaceuticals Inc(a)	480,600
42,670	Supernus Pharmaceuticals Inc(a)	1,313,809
10,804	Surmodics Inc(a)	586,117
16,027	Tactile Systems Technology Inc(a)	833,404
24,021	Team Inc(a)	160,941
30,914	Tivity Health Inc(a)	813,347
28,284	TrueBlue Inc(a)	795,063
44,602	United Natural Foods Inc(a)	1,649,382
19,443	Universal Corp	1,107,668
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
10,424	US Physical Therapy Inc	$ 1,207,829
9,444	USANA Health Sciences Inc(a)	967,349
45,051	Vanda Pharmaceuticals Inc(a)	969,047
31,555	Varex Imaging Corp(a)	846,305
101,687	Vector Group Ltd	1,437,854
36,992	Vericel Corp(a)(b)	1,942,080
16,489	Viad Corp(a)	821,977
10,879	WD-40 Co	2,788,179
46,040	Xencor Inc(a)	1,587,920
15,846	Zynex Inc(a)(b)	246,088
		153,431,020
Energy — 4.85%
104,740	Archrock Inc	933,233
15,119	Bonanza Creek Energy Inc	711,651
18,799	Bristow Group Inc(a)	481,442
37,245	Callon Petroleum Co(a)(b)	2,148,664
23,721	CONSOL Energy Inc(a)	438,127
36,742	Core Laboratories NV	1,431,101
14,619	DMC Global Inc(a)	821,734
28,467	Dril-Quip Inc(a)	963,039
19,900	FutureFuel Corp	191,040
34,246	Green Plains Inc(a)	1,151,351
113,336	Helix Energy Solutions Group Inc(a)	647,149
85,694	Helmerich & Payne Inc	2,796,195
7,676	Laredo Petroleum Inc(a)	712,256
87,208	Matador Resources Co	3,140,360
21,109	Matrix Service Co(a)	221,645
5,298	Nabors Industries Ltd(a)	605,244
87,223	NOW Inc(a)	827,746
78,905	Oceaneering International Inc(a)	1,228,551
49,173	Oil States International Inc(a)	386,008
35,337	Par Pacific Holdings Inc(a)	594,368
151,471	Patterson-UTI Energy Inc	1,505,622
76,342	PBF Energy Inc Class A(a)	1,168,033
79,092	PDC Energy Inc	3,621,623
12,755	Penn Virginia Corp(a)	301,146
64,976	ProPetro Holding Corp(a)	595,180
208,015	Range Resources Corp(a)	3,486,331
37,863	Renewable Energy Group Inc(a)	2,360,379
4,374	REX American Resources Corp(a)	394,447
45,952	RPC Inc(a)	227,462
86,925	SM Energy Co	2,140,963
521,769	Southwestern Energy Co(a)	2,958,430
64,881	SunCoke Energy Inc	463,250
25,620	Talos Energy Inc(a)	400,697
58,650	US Silica Holdings Inc(a)	677,994
40,171	Warrior Met Coal Inc	690,941
		41,423,402
Financial — 24.54%
68,105	Acadia Realty Trust REIT	1,495,586
54,405	Agree Realty Corp REIT	3,835,008

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
58,358	Alexander & Baldwin Inc REIT	$ 1,069,119
15,260	Allegiance Bancshares Inc	586,594
36,964	Ambac Financial Group Inc(a)	578,856
39,879	American Assets Trust Inc REIT	1,487,088
68,243	American Equity Investment Life Holding Co	2,205,614
55,354	Ameris Bancorp	2,802,573
15,359	AMERISAFE Inc	916,779
102,226	Apollo Commercial Real Estate Finance Inc REIT	1,630,505
48,995	Armada Hoffler Properties Inc REIT	651,144
56,530	ARMOUR Residential REIT Inc	645,573
60,046	Assured Guaranty Ltd	2,850,984
40,814	Axos Financial Inc(a)	1,893,361
14,141	B Riley Financial Inc	1,067,646
36,462	Banc of California Inc	639,543
15,129	BancFirst Corp	944,503
40,623	Bancorp Inc(a)	934,735
74,860	BankUnited Inc	3,195,773
27,932	Banner Corp	1,514,194
41,481	Berkshire Hills Bancorp Inc	1,136,994
38,906	Blucora Inc(a)	673,463
65,306	Boston Private Financial Holdings Inc	963,264
135,577	Brandywine Realty Trust REIT(b)	1,858,761
46,758	Brightsphere Investment Group Inc	1,095,540
61,371	Brookline Bancorp Inc	917,496
98,886	Cadence BanCorp	2,064,740
101,746	Capitol Federal Financial Inc	1,198,568
74,882	Capstead Mortgage Corp REIT	459,775
77,585	CareTrust REIT Inc	1,802,300
10,209	Centerspace REIT	805,490
23,180	Central Pacific Financial Corp	604,071
39,297	Chatham Lodging Trust REIT(a)	505,752
12,757	City Holding Co	959,837
57,044	Columbia Banking System Inc	2,199,617
43,245	Community Bank System Inc	3,271,484
18,622	Community Healthcare Trust Inc REIT	883,800
23,906	Customers Bancorp Inc(a)	932,095
101,479	CVB Financial Corp	2,089,453
167,995	DiamondRock Hospitality Co REIT(a)	1,629,551
28,734	Dime Community Bancshares Inc	966,037
189,313	Diversified Healthcare Trust REIT	791,328
25,252	Eagle Bancorp Inc	1,416,132
66,616	Easterly Government Properties Inc REIT	1,404,265
21,057	eHealth Inc(a)	1,229,729
34,669	Ellington Financial Inc REIT	663,911
22,570	Employers Holdings Inc	965,996
24,905	Encore Capital Group Inc(a)	1,180,248
29,560	Enova International Inc(a)	1,011,248
Shares		Fair Value
Financial — (continued)
93,230	Essential Properties Realty Trust Inc REIT	$ 2,520,939
44,322	EZCORP Inc Class A(a)	267,262
26,682	FB Financial Corp	995,772
22,638	First Bancorp	926,121
173,390	First BanCorp	2,066,809
78,096	First Commonwealth Financial Corp	1,098,811
77,367	First Financial Bancorp	1,828,182
104,042	First Hawaiian Inc	2,948,550
91,106	First Midwest Bancorp Inc	1,806,632
37,669	Flagstar Bancorp Inc	1,592,269
60,873	Four Corners Property Trust Inc REIT	1,680,704
78,836	Franklin Street Properties Corp REIT	414,677
407,784	Genworth Financial Inc Class A(a)	1,590,358
95,236	GEO Group Inc REIT(b)	678,080
29,613	Getty Realty Corp REIT	922,445
75,691	Global Net Lease Inc REIT	1,400,283
45,142	Granite Point Mortgage Trust Inc REIT	665,845
43,738	Great Western Bancorp Inc	1,434,169
10,535	Greenhill & Co Inc	163,925
23,812	Hanmi Financial Corp	453,857
5,351	HCI Group Inc(b)	532,050
28,131	Heritage Financial Corp	703,838
29,090	Hersha Hospitality Trust REIT(a)	313,008
51,588	Hilltop Holdings Inc	1,877,803
16,934	HomeStreet Inc	689,891
97,941	Hope Bancorp Inc	1,388,803
32,647	Horace Mann Educators Corp	1,221,651
82,166	Independence Realty Trust Inc REIT	1,497,886
26,234	Independent Bank Corp	1,980,667
29,170	Independent Bank Group Inc	2,157,997
51,884	Industrial Logistics Properties Trust REIT	1,356,248
19,186	Innovative Industrial Properties Inc REIT(b)	3,664,910
228,357	Invesco Mortgage Capital Inc REIT(b)	890,592
179,116	Investors Bancorp Inc	2,554,194
57,564	iStar Inc REIT(b)	1,193,302
29,636	James River Group Holdings Ltd	1,111,943
66,947	Kite Realty Group Trust REIT	1,473,503
22,473	KKR Real Estate Finance Trust Inc REIT	486,091
220,478	Lexington Realty Trust REIT	2,634,712
31,180	LTC Properties Inc REIT	1,197,000
68,484	Mack-Cali Realty Corp REIT	1,174,501
19,698	Marcus & Millichap Inc(a)	765,661
25,624	Meta Financial Group Inc	1,297,343
54,628	Mr Cooper Group Inc(a)	1,806,002
25,086	National Bank Holdings Corp Class A	946,746
34,627	NBT Bancorp Inc	1,245,533

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
301,497	New York Mortgage Trust Inc REIT	$ 1,347,692
18,179	NexPoint Residential Trust Inc REIT	999,481
67,777	NMI Holdings Inc Class A(a)	1,523,627
38,123	Northfield Bancorp Inc	625,217
100,866	Northwest Bancshares Inc	1,375,812
38,391	Office Properties Income Trust REIT	1,125,240
41,798	OFG Bancorp	924,572
131,801	Old National Bancorp	2,321,016
75,973	Pacific Premier Bancorp Inc	3,212,898
17,240	Palomar Holdings Inc(a)	1,300,930
11,215	Park National Corp	1,316,865
77,788	PennyMac Mortgage Investment Trust REIT	1,638,215
11,443	Piper Sandler Cos	1,482,555
36,899	PRA Group Inc(a)	1,419,505
10,914	Preferred Bank	690,529
42,818	ProAssurance Corp	974,110
57,480	Provident Financial Services Inc	1,315,717
15,610	RE/MAX Holdings Inc Class A	520,281
47,032	Ready Capital Corp REIT	746,398
93,930	Realogy Holdings Corp(a)	1,711,405
88,789	Redwood Trust Inc REIT	1,071,683
44,685	Renasant Corp	1,787,400
93,855	Retail Opportunity Investments Corp REIT	1,657,479
170,503	Retail Properties of America Inc REIT Class A	1,952,259
64,919	RPT Realty REIT	842,649
30,938	S&T Bancorp Inc	968,359
11,303	Safehold Inc REIT	887,286
11,243	Safety Insurance Group Inc	880,102
10,532	Saul Centers Inc REIT	478,679
43,899	Seacoast Banking Corp of Florida	1,499,151
34,498	Selectquote Inc(a)	664,431
130,769	Service Properties Trust REIT	1,647,689
37,387	ServisFirst Bancshares Inc	2,541,568
87,149	Simmons First National Corp Class A	2,556,952
61,607	SiriusPoint Ltd(a)	620,382
135,236	SITE Centers Corp REIT	2,036,654
24,727	Southside Bancshares Inc	945,313
24,796	St Joe Co	1,106,150
21,707	Stewart Information Services Corp	1,230,570
13,524	StoneX Group Inc(a)	820,501
83,437	Summit Hotel Properties Inc REIT(a)	778,467
79,983	Tanger Factory Outlet Centers Inc REIT(b)	1,507,680
9,492	Tompkins Financial Corp	736,200
17,988	Triumph Bancorp Inc(a)	1,335,609
26,729	Trupanion Inc(a)	3,076,508
15,143	TrustCo Bank Corp NY	520,616
219,904	Two Harbors Investment Corp REIT(b)	1,662,474
Shares		Fair Value
Financial — (continued)
68,916	United Community Banks Inc	$ 2,206,001
16,916	United Fire Group Inc	469,081
16,076	United Insurance Holdings Corp	91,633
185,046	Uniti Group Inc REIT	1,959,637
10,019	Universal Health Realty Income Trust REIT	616,669
21,450	Universal Insurance Holdings Inc	297,726
24,195	Urstadt Biddle Properties Inc REIT Class A	468,899
39,270	Veritex Holdings Inc	1,390,551
5,782	Virtus Investment Partners Inc	1,606,066
23,462	Walker & Dunlop Inc	2,448,964
68,030	Washington REIT	1,564,690
21,771	Westamerica BanCorp	1,263,371
32,390	Whitestone REIT	267,218
87,647	WisdomTree Investments Inc	543,411
3,241	World Acceptance Corp(a)	519,338
37,737	WSFS Financial Corp	1,758,167
90,407	Xenia Hotels & Resorts Inc REIT(a)	1,693,323
		209,793,309
Industrial — 16.96%
32,404	AAON Inc	2,028,166
26,109	AAR Corp(a)	1,011,724
30,841	Advanced Energy Industries Inc	3,476,089
59,884	Aerojet Rocketdyne Holdings Inc	2,891,798
18,039	AeroVironment Inc(a)	1,806,606
7,845	Alamo Group Inc	1,197,775
24,392	Albany International Corp Class A	2,177,230
13,399	American Woodmark Corp(a)	1,094,564
20,215	Apogee Enterprises Inc	823,357
30,848	Applied Industrial Technologies Inc	2,809,019
22,031	Applied Optoelectronics Inc(a)(b)	186,603
20,179	ArcBest Corp	1,174,216
38,278	Arcosa Inc	2,248,450
17,966	Astec Industries Inc	1,130,780
22,185	Atlas Air Worldwide Holdings Inc(a)	1,511,020
20,152	AZZ Inc	1,043,471
23,156	Badger Meter Inc	2,272,067
37,023	Barnes Group Inc	1,897,429
9,046	Bel Fuse Inc Class B	130,262
28,597	Benchmark Electronics Inc	813,871
31,148	Boise Cascade Co	1,817,486
38,524	Brady Corp Class A	2,158,885
28,318	Chart Industries Inc(a)	4,143,490
15,571	CIRCOR International Inc(a)	507,615
28,750	Comfort Systems USA Inc	2,265,212
21,243	Comtech Telecommunications Corp	513,231
22,763	Dorian LPG Ltd(a)	321,414

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Industrial — (continued)
14,021	DXP Enterprises Inc(a)	$ 466,899
21,424	Echo Global Logistics Inc(a)	658,574
16,659	Encore Wire Corp	1,262,586
47,569	Enerpac Tool Group Corp	1,266,287
16,614	EnPro Industries Inc	1,614,050
20,688	ESCO Technologies Inc	1,940,741
41,789	Exponent Inc	3,727,997
29,299	Fabrinet (a)	2,808,895
14,696	FARO Technologies Inc(a)	1,142,908
48,009	Federal Signal Corp	1,931,402
21,872	Forward Air Corp	1,963,012
30,971	Franklin Electric Co Inc	2,496,882
25,878	Gibraltar Industries Inc(a)	1,974,750
36,292	Granite Construction Inc	1,507,207
25,870	Greenbrier Cos Inc(b)	1,127,415
36,932	Griffon Corp	946,567
62,708	Harsco Corp(a)	1,280,497
10,236	Haynes International Inc	362,150
38,416	Heartland Express Inc	658,066
59,808	Hillenbrand Inc	2,636,337
26,833	Hub Group Inc Class A(a)	1,770,441
22,156	Ichor Holdings Ltd(a)	1,191,993
15,941	Insteel Industries Inc	512,503
36,198	Itron Inc(a)	3,619,076
25,237	John Bean Technologies Corp	3,599,301
22,034	Kaman Corp	1,110,514
74,871	Knowles Corp(a)	1,477,954
8,803	Lindsay Corp	1,454,960
13,758	Lydall Inc(a)	832,634
46,282	Marten Transport Ltd	763,190
16,055	Materion Corp	1,209,744
34,511	Matson Inc	2,208,704
25,130	Matthews International Corp Class A	903,675
3,969	Mesa Laboratories Inc(b)	1,076,274
23,327	Moog Inc Class A	1,960,868
45,381	Mueller Industries Inc	1,965,451
29,069	Myers Industries Inc	610,449
13,581	MYR Group Inc(a)	1,234,784
4,041	National Presto Industries Inc	410,768
125,572	O-I Glass Inc(a)	2,050,591
7,237	Olympic Steel Inc	212,695
13,280	OSI Systems Inc(a)	1,349,779
14,514	Park Aerospace Corp	216,259
18,003	Patrick Industries Inc	1,314,219
48,263	PGT Innovations Inc(a)	1,121,149
22,898	Plexus Corp(a)	2,093,106
7,630	Powell Industries Inc	236,148
22,329	Proto Labs Inc(a)	2,049,802
28,918	Raven Industries Inc	1,672,906
20,947	Saia Inc(a)	4,388,187
51,588	Sanmina Corp(a)	2,009,868
36,456	SPX Corp(a)	2,226,732
33,490	SPX FLOW Inc	2,184,888
9,768	Standex International Corp	927,081
14,071	Sturm Ruger & Co Inc	1,266,109
15,104	Tennant Co	1,206,054
31,691	TimkenSteel Corp(a)	448,428
Shares		Fair Value
Industrial — (continued)
20,621	Tredegar Corp	$ 283,951
31,199	Trinseo SA	1,866,948
48,458	Triumph Group Inc(a)	1,005,503
78,447	TTM Technologies Inc(a)	1,121,792
49,590	UFP Industries Inc	3,686,521
12,859	US Concrete Inc(a)	948,994
24,687	US Ecology Inc(a)	926,256
16,853	Vicor Corp(a)	1,782,036
22,128	Watts Water Technologies Inc Class A	3,228,696
		144,963,033
Technology — 8.67%
99,888	3D Systems Corp(a)	3,992,523
87,196	8x8 Inc(a)	2,420,561
16,758	Agilysys Inc(a)	953,027
113,368	Allscripts Healthcare Solutions Inc(a)	2,098,442
10,260	Apollo Medical Holdings Inc(a)(b)	644,431
27,211	Axcelis Technologies Inc(a)	1,099,869
4,198	BM Technologies Inc(a)	52,228
31,903	Bottomline Technologies DE Inc(a)	1,182,963
18,202	CEVA Inc(a)	860,955
38,428	Cohu Inc(a)	1,413,766
10,418	Computer Programs and Systems Inc	346,190
25,936	CSG Systems International Inc	1,223,660
25,599	CTS Corp	951,259
61,617	Diebold Nixdorf Inc(a)	791,162
26,888	Digi International Inc(a)	540,718
33,632	Diodes Inc(a)	2,682,825
24,286	Donnelley Financial Solutions Inc(a)	801,438
17,906	DSP Group Inc(a)	265,009
18,870	Ebix Inc	639,693
26,597	ExlService Holdings Inc(a)	2,826,197
62,132	FormFactor Inc(a)	2,265,333
28,026	Insight Enterprises Inc(a)	2,802,880
49,374	Kulicke & Soffa Industries Inc	3,021,689
51,499	LivePerson Inc(a)	3,256,797
21,711	ManTech International Corp Class A	1,878,870
54,930	MaxLinear Inc(a)	2,333,976
6,243	MicroStrategy Inc Class A(a)(b)	4,148,474
43,852	NextGen Healthcare Inc(a)	727,505
27,719	OneSpan Inc(a)	707,943
38,911	Onto Innovation Inc(a)	2,842,059
22,622	PDF Solutions Inc(a)	411,268
50,387	Photronics Inc(a)	665,612
142,072	Pitney Bowes Inc	1,245,971
48,611	Power Integrations Inc	3,989,019
35,132	Progress Software Corp	1,624,855
90,451	Rambus Inc(a)	2,144,593
12,192	Simulations Plus Inc(b)	669,463
11,318	SMART Global Holdings Inc(a)	539,642
28,828	SPS Commerce Inc(a)	2,878,476

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Technology — (continued)
31,931	Sykes Enterprises Inc(a)	$ 1,714,695
18,213	Tabula Rasa HealthCare Inc(a)(b)	910,650
14,482	TTEC Holdings Inc	1,492,949
35,114	Ultra Clean Holdings Inc(a)	1,886,324
53,179	Unisys Corp(a)	1,345,960
40,721	Veeco Instruments Inc(a)	978,933
83,262	Xperi Holding Corp	1,851,747
		74,122,599
Utilities — 1.50%
29,316	American States Water Co	2,332,381
55,083	Avista Corp	2,350,391
40,589	California Water Service Group	2,254,313
13,875	Chesapeake Utilities Corp	1,669,579
24,319	Northwest Natural Holding Co	1,277,234
89,944	South Jersey Industries Inc(b)	2,332,248
11,838	Unitil Corp	627,059
		12,843,205
TOTAL COMMON STOCK — 98.76% (Cost $581,400,545)		$844,259,511
GOVERNMENT MONEY MARKET MUTUAL FUNDS
3,290,000	BlackRock FedFund Institutional Class(c), 0.03%(d)	3,290,000
1,920,000	Federated Hermes Government Obligations Fund Premier Shares(c), 0.01%(d)	1,920,000
4,090,000	Goldman Sachs Financial Square Government Fund Institutional Class(c), 0.02%(d)	4,090,000
3,773,000	Invesco Government & Agency Portfolio Institutional Class(c), 0.03%(d)	3,773,000
3,381,000	JPMorgan U.S. Government Money Market Fund Capital Shares(c), 0.03%(d)	3,381,000
3,080,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(c), 0.03%(d)	3,080,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.29% (Cost $19,534,000)		$ 19,534,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.67%
$10,066,788	Undivided interest of 12.05% in a repurchase agreement (principal amount/value $83,554,867 with a maturity value of $83,554,983) with RBC Capital Markets Corp, 0.05%, dated 6/30/21 to be repurchased at $10,066,788 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 8/1/21 - 4/15/62, with a value of $85,225,967.(c)	$ 10,066,788
10,066,788	Undivided interest of 12.31% in a repurchase agreement (principal amount/value $81,757,663 with a maturity value of $81,757,799) with Citigroup Global Markets Inc, 0.06%, dated 6/30/21 to be repurchased at $10,066,788 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/1/21 - 1/15/59, with a value of $83,392,816.(c)	10,066,788
2,719,149	Undivided interest of 13.81% in a repurchase agreement (principal amount/value $19,684,857 with a maturity value of $19,684,884) with Bank of America Securities Inc, 0.05%, dated 6/30/21 to be repurchased at $2,719,149 on 7/1/21 collateralized by various U.S. Government Agency securities, 1.50% - 8.50%, 7/15/21 - 1/15/60, with a value of $20,078,554.(c)	2,719,149
TOTAL SHORT TERM INVESTMENTS — 2.67% (Cost $22,852,725)		$ 22,852,725
TOTAL INVESTMENTS — 103.72% (Cost $623,787,270)		$886,646,236
OTHER ASSETS & LIABILITIES, NET — (3.72)%		$ (31,819,930)
TOTAL NET ASSETS — 100.00%		$854,826,306

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2021.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 30, 2021.
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
At June 30, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
Russell 2000 Mini Futures	88	USD	10,154,320	September 2021	$11,640
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2021 (Unaudited)
Great-West S&P Small Cap 600® Index Fund
ASSETS:
Investments in securities, fair value (including $41,548,134 of securities on loan)(a)	$863,793,511
Repurchase agreements, fair value(b)	22,852,725
Cash	9,441,920
Cash pledged on futures contracts	1,243,530
Dividends receivable	705,702
Subscriptions receivable	500,049
Variation margin on futures contracts	14,080
Total Assets	898,551,517
LIABILITIES:
Payable for director fees	2,943
Payable for distribution fees	533
Payable for other accrued fees	97,804
Payable for shareholder services fees	150,259
Payable to investment adviser	142,580
Payable upon return of securities loaned	42,386,725
Redemptions payable	944,367
Total Liabilities	43,725,211
NET ASSETS	$854,826,306
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,958,931
Paid-in capital in excess of par	501,823,326
Undistributed/accumulated earnings	346,044,049
NET ASSETS	$854,826,306
NET ASSETS BY CLASS
Investor Class	$471,223,457
Class L	$2,566,139
Institutional Class	$381,036,710
CAPITAL STOCK:
Authorized
Investor Class	140,000,000
Class L	10,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	29,972,494
Class L	116,990
Institutional Class	39,499,824
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$15.72
Class L	$21.93
Institutional Class	$9.65
(a) Cost of investments	$600,934,545
(b) Cost of repurchase agreements	$22,852,725
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2021 (Unaudited)
Great-West S&P Small Cap 600® Index Fund
INVESTMENT INCOME:
Income from securities lending	$107,220
Dividends	5,068,161
Foreign withholding tax	(4,034)
Total Income	5,171,347
EXPENSES:
Management fees	791,601
Shareholder services fees – Investor Class	815,547
Shareholder services fees – Class L	4,292
Audit and tax fees	15,256
Custodian fees	14,394
Director's fees	7,112
Distribution fees – Class L	3,051
Legal fees	8,020
Pricing fees	1,927
Registration fees	25,145
Shareholder report fees	16,657
Transfer agent fees	7,613
Other fees	2,493
Total Expenses	1,713,108
Less amount waived by investment adviser	22,369
Net Expenses	1,690,739
NET INVESTMENT INCOME	3,480,608
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	71,691,075
Net realized gain on futures contracts	1,252,333
Net Realized Gain	72,943,408
Net change in unrealized appreciation on investments	99,344,130
Net change in unrealized depreciation on futures contracts	(2,526)
Net Change in Unrealized Appreciation	99,341,604
Net Realized and Unrealized Gain	172,285,012
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$175,765,620
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West S&P Small Cap 600® Index Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$3,480,608	$9,594,415
Net realized gain	72,943,408	55,211,593
Net change in unrealized appreciation	99,341,604	21,552,873
Net Increase in Net Assets Resulting from Operations	175,765,620	86,358,881
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(787,083)	(27,302,137)
Class L	-	(844,393)
Institutional Class	(2,278,432)	(39,318,574)
From Net Investment Income and Net Realized Gains	(3,065,515)	(67,465,104)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	64,452,767	155,569,141
Class L	141,875	21,646,148
Institutional Class	39,856,065	96,221,079
Shares issued in reinvestment of distributions
Investor Class	787,083	27,302,137
Class L	-	844,393
Institutional Class	2,278,432	39,318,574
Shares redeemed
Investor Class	(127,989,965)	(196,378,416)
Class L	(185,477)	(120,300,141)
Institutional Class	(94,355,168)	(167,851,126)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(115,014,388)	(143,628,211)
Total Increase (Decrease) in Net Assets	57,685,717	(124,734,434)
NET ASSETS:
Beginning of Period	797,140,589	921,875,023
End of Period	$854,826,306	$797,140,589
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	4,277,746	15,047,874
Class L	7,015	1,601,482
Institutional Class	4,263,228	16,914,316
Shares issued in reinvestment of distributions
Investor Class	50,293	2,279,510
Class L	-	57,490
Institutional Class	237,337	5,332,828
Shares redeemed
Investor Class	(8,609,537)	(18,222,147)
Class L	(8,948)	(8,524,822)
Institutional Class	(10,388,559)	(23,569,078)
Net Decrease	(10,171,425)	(9,082,547)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2021(Unaudited)	$12.79	0.05	2.91	2.96	(0.03)	-	(0.03)	$15.72	23.11% (d)
12/31/2020	$12.35	0.12	1.16	1.28	(0.16)	(0.68)	(0.84)	$12.79	10.93%
12/31/2019	$10.79	0.13	2.25	2.38	(0.07)	(0.75)	(0.82)	$12.35	22.29%
12/31/2018	$13.52	0.14	(1.31)	(1.17)	(0.16)	(1.40)	(1.56)	$10.79	(8.99%)
12/31/2017	$13.20	0.13	1.53	1.66	(0.22)	(1.12)	(1.34)	$13.52	12.75%
12/31/2016	$11.13	0.12	2.72	2.84	(0.12)	(0.65)	(0.77)	$13.20	25.74%
Class L
06/30/2021(Unaudited)	$17.83	0.05	4.05	4.10	-	-	-	$21.93	22.99% (d)
12/31/2020	$16.80	0.12	1.65	1.77	(0.06)	(0.68)	(0.74)	$17.83	10.82%
12/31/2019	$14.43	0.14	3.00	3.14	(0.02)	(0.75)	(0.77)	$16.80	21.87%
12/31/2018	$17.50	0.14	(1.71)	(1.57)	(0.10)	(1.40)	(1.50)	$14.43	(9.21%)
12/31/2017	$16.70	0.12	1.95	2.07	(0.15)	(1.12)	(1.27)	$17.50	12.52%
12/31/2016	$13.90	0.12	3.40	3.52	(0.07)	(0.65)	(0.72)	$16.70	25.43%
Institutional Class
06/30/2021(Unaudited)	$ 7.87	0.05	1.79	1.84	(0.06)	-	(0.06)	$ 9.65	23.36% (d)
12/31/2020	$ 7.93	0.10	0.73	0.83	(0.21)	(0.68)	(0.89)	$ 7.87	11.47%
12/31/2019	$ 7.23	0.12	1.48	1.60	(0.15)	(0.75)	(0.90)	$ 7.93	22.51%
12/31/2018	$ 9.67	0.14	(0.93)	(0.79)	(0.25)	(1.40)	(1.65)	$ 7.23	(8.65%)
12/31/2017	$ 9.82	0.13	1.14	1.27	(0.30)	(1.12)	(1.42)	$ 9.67	13.17%
12/31/2016	$ 8.47	0.12	2.07	2.19	(0.19)	(0.65)	(0.84)	$ 9.82	26.17%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
06/30/2021 (Unaudited)	$471,223	0.57% (f)	0.56% (f)	0.68% (f)	8% (d)
12/31/2020	$438,004	0.56%	0.56%	1.11%	24%
12/31/2019	$433,934	0.56%	0.56%	1.11%	21%
12/31/2018	$413,791	0.56%	0.56%	0.98%	21%
12/31/2017	$532,234	0.58%	0.58%	0.92%	24%
12/31/2016	$529,884	0.60%	0.60%	1.02%	26%
Class L
06/30/2021 (Unaudited)	$ 2,566	1.42% (f)	0.81% (f)	0.44% (f)	8% (d)
12/31/2020	$ 2,121	0.87%	0.81%	0.87%	24%
12/31/2019	$117,320	0.86%	0.81%	0.88%	21%
12/31/2018	$ 74,687	0.88%	0.81%	0.75%	21%
12/31/2017	$ 62,431	0.87%	0.83%	0.71%	24%
12/31/2016	$ 31,884	0.85%	0.85%	0.81%	26%
Institutional Class
06/30/2021 (Unaudited)	$381,037	0.20% (f)	0.20% (f)	1.03% (f)	8% (d)
12/31/2020	$357,016	0.20%	0.20%	1.47%	24%
12/31/2019	$370,621	0.20%	0.20%	1.47%	21%
12/31/2018	$314,133	0.20%	0.20%	1.35%	21%
12/31/2017	$350,290	0.23%	0.23%	1.28%	24%
12/31/2016	$335,507	0.25%	0.25%	1.37%	26%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West S&P Small Cap 600® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. Effective as of the close of business on October 2, 2020, Class L shares are closed to new investors. Existing shareholders may continue to contribute, reinvest dividends and capital gains arising from Class L shares. The Fund reserves the right to modify or limit the above exceptions or re-open Class L shares at any time without prior notice. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2021

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Semi-Annual Report - June 30, 2021

As of June 30, 2021, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2021 were as follows:
Federal tax cost of investments	$631,210,031
Gross unrealized appreciation on investments	303,964,119
Gross unrealized depreciation on investments	(48,516,274)
Net unrealized appreciation on investments	$255,447,845
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Semi-Annual Report - June 30, 2021

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 90 futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2021 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$11,640 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2021 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$1,252,333	Net change in unrealized depreciation on futures contracts	$(2,526)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.19% of the Fund’s average daily net assets up to $1 billion dollars, 0.14% of the Fund’s average daily net assets over $1 billion dollars and 0.09% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.21% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The

Semi-Annual Report - June 30, 2021

agreement’s current term ends on April 30, 2022 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2021, the amounts subject to recoupment were as follows:
Expires December 31, 2021	Expires December 31, 2022	Expires December 31, 2023	Expires June 30, 2024	Recoupment of Past Reimbursed Fees by the Adviser
$47,434	$45,156	$54,850	$22,369	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited ("ILIM"), an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
The Adviser is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.013% of the Fund's net assets.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $595,500 for the fiscal period ended June 30, 2021.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $69,495,544 and $191,236,718, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2021, the Fund had securities on loan valued at $41,548,134 and received collateral as reported on the Statement of Assets and Liabilities of $42,386,725 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds.The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Semi-Annual Report - June 30, 2021

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2021, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2021, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2021

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2021 (the “April Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West S&P Small Cap 600 Index Fund, a series of the Company (the “Fund,” and together with the Company’s other series, the “Great-West Funds”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Irish Life Investment Managers Limited (the “Sub-Adviser” or “ILIM”), with respect to the Fund. (GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). ILIM is an affiliate of GWCM and GWL&A.)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. GWCM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 30, 2021 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the implementation of a new trade order management system and compliance tool, use of an industry leading portfolio and risk analytics program, enhancements to investment applications, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively and upgraded as needed.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility and economic developments and changing circumstances in the mutual fund industry. In this regard, the Board received and considered information furnished by each adviser on the impacts of the coronavirus (COVID-19) outbreak on each adviser generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) SmallCap ® Index (the “Index”). Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2020, with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2020. The Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns for the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2020 were in the third, second, second and first quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), exceeding its performance universe median for each period reviewed. As to the Fund’s Institutional Class, the Board observed that the annualized returns for the one-, three- and five-year periods ended December 31, 2020 were in the second, second and first quintiles, respectively, of its performance universe, exceeding the performance universe median for each period reviewed.
In evaluating the performance data, the Board considered the expectations of shareholders and that the Fund is not actively managed, and thus, the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Board was the extent to which the Fund achieved its objective to provide investment results that, before fees and expenses, track the total return of the Index. Therefore, the Board focused its attention primarily on the Fund’s performance relative to the Index, noting that although each class underperformed the Index, with the exception the Institutional Class’s outperformance and approximation of the Index for the one- and three-year periods ended December 31, 2020, respectively, any underperformance observed was primarily a result of the Fund’s expenses. The Board also took into account the Sub-Adviser’s approach to managing indexed investment portfolios, the organization, composition and experience of its investment personnel and its operational risk controls, among other things.
In addition, the Board considered GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including GWCM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was GWCM’s assessment that the Fund meets expectations with respect to its investment objective and that GWCM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.

Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised Funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2022, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, for each class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratio for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than its respective peer group median contractual management fee. The Board also observed that although the total annual operating expense ratio for the Investor Class was higher than the median expense ratio of its peer group, it ranked in the third quintile (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), with a specific ranking in the 56th percentile of its peer group. As to the Institutional Class, the Board observed that the total annual operating expense ratio was below its peer group median, ranking in the second quintile of its peer group.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by the Sub-Adviser included the fees charged by ILIM to GWCM for the other series of the Company sub-advised by ILIM, including other equity index funds and an international equity fund (as to a sleeve of the fund) (collectively, the “ILIM Sub-Advised Funds”). The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to GWCM for the Fund is consistent with pricing for mandates of similar size and services.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased.
The Board also reviewed data provided by Broadridge regarding the percentage of the management fee retained by GWCM, which indicated that such percentage was above the median of the Fund’s Lipper investment classification. In this regard, the Board considered GWCM’s assessment that the peer group evaluated by Broadridge for percentage of management fee retained likely included a mix of actively and passively managed funds, which limits the utility of the comparative data. The Board also took into account that the sub-advisory fee under the Sub-Advisory Agreement is paid by GWCM out of the management fee it receives under the Advisory Agreement, which, as noted, includes breakpoints. In addition, the Board considered its observation regarding the Fund’s Contractual Management Fee for each class being below its peer group median.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the Sub-Adviser’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser which may support its business growth in the U.S. and elsewhere in the future.
The Board also noted where services were provided to the Fund by affiliates of GWCM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower Retirement, LLC (“Empower”) pursuant to a shareholder services agreement, effective April 29, 2020. (GWL&A, the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015.) In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 18, 2021